LOSS ON DE-CONSOLIDATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
LOSS ON DE-CONSOLIDATION OF SUBSIDIARIES

5.	LOSS ON DE-CONSOLIDATION OF SUBSIDIARIES

On July 15, 2014, several of the subsidiaries and related entities in the Windsor group, which owned four VLCCs, filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court in Wilmington, Delaware. The Company had been consolidating the Windsor group under the variable interest entity model and de-consolidated the group on July 15, 2014 as it lost control of the group as a consequence of the Chapter 11 filing and recorded a loss of $12.4 million in the third quarter of 2014. The loss comprises the net investment in the Windsor group at the time of de-consolidation and $8.8 million relating to the accelerated amortization of the debt discount on the 7.84% First Preferred Mortgage Term Notes. The Windsor group emerged from Chapter 11 in January 2015 at which time all of the debt in the Windsor group was converted into equity and ownership was transferred to the then current bondholders. The Company was appointed as commercial manager in January 2015 for the vessels that were owned by the Windsor group prior to its bankruptcy filing and this will be the Company's only ongoing involvement with the Windsor group.